Earnings Per Share	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Earnings Per Share

Note 26. Earnings Per Share

Year ended December 31, 2024	Net earnings	Weighted average shares outstanding	Per share

Basic	$32	124,023,920	$0.26

Dilutive effect of stock option conversion	-	140,351	-

Diluted	$32	124,164,271	$0.26

Year ended December 31, 2023	Net loss	Weighted average shares outstanding	Per share

Basic	$(83)	123,834,242	$(0.67)

Dilutive effect of stock option conversion	-	-	-

Diluted	$(83)	123,834,242	$(0.67)